Condensed Consolidated Interim Statements of Mezzanine Equity and Stockholders' Deficiency - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Restatement [Member]	Common Stock [Member]	Common Stock [Member] Restatement [Member]	Shares to be Issued [Member]	Shares to be Issued [Member] Restatement [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restatement [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Restatement [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restatement [Member]	Total	Restatement [Member]	Series B Convertible Redeemable Preferred Stock [Member]	Mezzanine Equity [Member]
Balance at Mar. 31, 2023	$ 7		$ 8,753		$ 24,999		$ 92,844,478		$ (152,797)		$ (112,570,825)		$ (19,845,385)
Temporary equity, shares at Mar. 31, 2023
Temporary equity, value at Mar. 31, 2023
Balance, shares at Mar. 31, 2023	6,305		8,752,510		3,955
Issuance of common shares to adjust for rounding effect of Reverse Split [Note 9]			$ 21				(21)
Issuance of common shares to adjust for rounding effect of Reverse Split, shares			20,846
Issuance of mezzanine equity [Note 9]															$ 1,860,554	1,860,554
Issuance of mezzanine equity [Note 9], shares															330
Issuance of common shares for private placement [Note 9]			$ 37				119,248						119,285
Issuance of common shares for private placement, shares			36,897
Issuance of warrants for brokers [Note 9]							141,070						141,070
Conversion of mezzanine equity into common shares [Note 9], shares			$ 612		$ 228,786		353,907						583,305
Conversion of mezzanine equity into common shares [Note 9], shares			612,062		320,321
Issuance of shares for services [Note 9]			$ 92		$ 15,280		100,755						116,127
Issuance of shares for services [Note 9], shares			92,125		20,000
Stock based compensation - ESOP [Note 9]							1,025,930						1,025,930
Translation adjustment									185,175				185,175
Net loss before dividends for the period											(14,094,283)		(14,094,283)
Preferred stock dividends											(834,677)		(834,677)
Issuance of warrants for private placement holders [Note 9]							1,137,716						1,137,716
Conversion of mezzanine equity into common shares, shares															(65)
Conversion of mezzanine equity into common shares															$ (371,634)	(371,634)
Balance at Mar. 31, 2024	$ 7		$ 9,515		$ 269,065		95,723,083		32,378		(127,499,785)		(31,465,737)
Temporary equity, shares at Mar. 31, 2024															265
Temporary equity, value at Mar. 31, 2024															$ 1,488,920	1,488,920
Balance, shares at Mar. 31, 2024	6,305		9,514,440		344,276
Issuance of mezzanine equity [Note 9]															$ 1,082,999	1,082,999
Issuance of mezzanine equity [Note 9], shares															220
Issuance of common shares from at-the-market transaction [Note 9]			$ 98				125,129						125,227
Issuance of common shares from at-the-market transaction [Note 9], shares			97,811
Conversion of mezzanine equity into common shares [Note 9], shares			$ 1,436				474,043						475,479		$ (285,814)	(285,814)
Conversion of mezzanine equity into common shares [Note 9], shares															(50)
Conversion of mezzanine equity into common shares [Note 9], shares			1,436,267
Conversion of preferred shares into common shares [Note 9]	$ (6)		$ 8,952				4,925,756						4,934,702
Conversion of preferred shares into common shares [Note 9], shares	(6,104)		8,952,170
Conversion of convertible notes into common shares [Note 9]			$ 1,345		$ 386,408		1,895,464						2,283,217
Conversion of convertible notes into common shares [Note 9], shares			1,344,709		408,845
Issuance of shares for services [Note 9]			$ 70		$ 27,640		53,410						81,120
Issuance of shares for services [Note 9], shares			70,000		50,000
Issuance of shares for settlement of accounts payable [Note 9]			$ 1,000				989,408						990,408
Issuance of shares for settlement of accounts payable [Note 9], shares			1,000,413
Stock based compensation - ESOP [Note 9]							115,863						115,863
Translation adjustment									(105,793)				(105,793)
Net loss before dividends for the period											(5,256,288)		(5,256,288)
Preferred stock dividends											(290,353)		(290,353)
Deemed Dividend [Note 9]											(3,054,680)		(3,054,680)
Issuance of common shares from shares to be issued [Note 9]			$ 608		$ (540,576)		539,968
Issuance of common shares from shares to be issued [Note 9], shares			608,123		(608,123)
Balance at Sep. 30, 2024	$ 1		$ 23,024		$ 142,537		104,842,124		(73,415)		(136,101,106)		(31,166,835)
Temporary equity, shares at Sep. 30, 2024															435
Temporary equity, value at Sep. 30, 2024															$ 2,286,105	2,286,105
Balance, shares at Sep. 30, 2024	201		23,023,933		194,998
Balance at Mar. 31, 2024	$ 7		$ 9,515		$ 269,065		95,723,083		32,378		(127,499,785)		(31,465,737)
Temporary equity, shares at Mar. 31, 2024															265
Temporary equity, value at Mar. 31, 2024															$ 1,488,920	1,488,920
Balance, shares at Mar. 31, 2024	6,305		9,514,440		344,276
Issuance of mezzanine equity [Note 9]															$ 1,082,999	1,082,999
Issuance of mezzanine equity [Note 9], shares															220
Issuance of common shares from at-the-market transaction [Note 9]			$ 98				125,129						125,227
Issuance of common shares from at-the-market transaction [Note 9], shares			97,811
Conversion of mezzanine equity into common shares [Note 9], shares			$ 4,365		$ (228,786)		1,240,257						1,015,836		$ (571,630)	(571,630)
Conversion of mezzanine equity into common shares [Note 9], shares															(100)
Conversion of mezzanine equity into common shares [Note 9], shares			4,365,022		(320,321)
Conversion of preferred shares into common shares [Note 9]	$ (6)		$ 8,952				4,925,756						4,934,702
Conversion of preferred shares into common shares [Note 9], shares	(6,104)		8,952,170
Conversion of convertible notes into common shares [Note 9]			$ 1,595		$ 259,245		2,170,338						2,431,178
Conversion of convertible notes into common shares [Note 9], shares			1,595,445		577,644
Issuance of shares for services [Note 9]			$ 717		$ (15,280)		335,446						$ 320,883
Issuance of shares for services [Note 9], shares			716,666		(20,000)								716,666
Issuance of shares for settlement of accounts payable [Note 9]			$ 1,000				989,408						$ 990,409
Issuance of shares for settlement of accounts payable [Note 9], shares			1,000,413
Stock based compensation - ESOP [Note 9]							1,461,698						1,461,698
Translation adjustment									113,414				113,414
Net loss before dividends for the period											(8,421,179)		(8,421,179)
Preferred stock dividends											(466,141)		(466,141)
Deemed Dividend [Note 9]											(3,054,680)		(3,054,680)
Balance at Mar. 31, 2025	$ 1	$ 1	$ 26,243	$ 26,243	$ 284,244	$ 284,244	106,971,115	$ 107,123,300	145,792	$ (6,393)	(139,441,785)	$ (139,441,785)	(32,014,390)	$ (32,014,390)
Temporary equity, shares at Mar. 31, 2025															385
Temporary equity, value at Mar. 31, 2025															$ 2,000,290	2,000,290
Balance, shares at Mar. 31, 2025	201		26,241,967		581,599
Balance at Jun. 30, 2024	$ 1		$ 21,645		$ 359,709		104,231,071		55,961		(134,448,077)		(29,779,690)
Temporary equity, shares at Jun. 30, 2024															405
Temporary equity, value at Jun. 30, 2024															$ 2,186,203	2,186,203
Balance, shares at Jun. 30, 2024	201		21,645,068		321,757
Issuance of mezzanine equity [Note 9]															$ 242,809	242,809
Issuance of mezzanine equity [Note 9], shares															55
Conversion of mezzanine equity into common shares [Note 9], shares			$ 1,091				242,666						243,757		$ (142,907)	(142,907)
Conversion of mezzanine equity into common shares [Note 9], shares															(25)
Conversion of mezzanine equity into common shares [Note 9], shares			1,091,063
Conversion of convertible notes into common shares [Note 9]					$ 74,618								74,618
Conversion of convertible notes into common shares [Note 9], shares					121,043
Issuance of shares for services [Note 9]					$ 20,000								20,000
Issuance of shares for services [Note 9], shares					40,000
Stock based compensation - ESOP [Note 9]							56,885						56,885
Translation adjustment									(129,376)				(129,376)
Net loss before dividends for the period											(1,561,768)		(1,561,768)
Preferred stock dividends											(91,261)		(91,261)
Issuance of common shares from shares to be issued [Note 9]			$ 288		$ (311,790)		311,502
Issuance of common shares from shares to be issued [Note 9], shares			287,802		(287,802)
Balance at Sep. 30, 2024	$ 1		$ 23,024		$ 142,537		104,842,124		(73,415)		(136,101,106)		(31,166,835)
Temporary equity, shares at Sep. 30, 2024															435
Temporary equity, value at Sep. 30, 2024															$ 2,286,105	2,286,105
Balance, shares at Sep. 30, 2024	201		23,023,933		194,998
Balance at Mar. 31, 2025	$ 1	1	$ 26,243	26,243	$ 284,244	284,244	106,971,115	107,123,300	145,792	(6,393)	(139,441,785)	(139,441,785)	(32,014,390)	(32,014,390)
Temporary equity, shares at Mar. 31, 2025															385
Temporary equity, value at Mar. 31, 2025															$ 2,000,290	2,000,290
Balance, shares at Mar. 31, 2025	201		26,241,967		581,599
Balance at Jun. 30, 2025	$ 1		$ 26,729		$ 284,244		107,128,749		(42,562)		(140,196,078)		(32,798,917)
Temporary equity, shares at Jun. 30, 2025															385
Temporary equity, value at Jun. 30, 2025															$ 2,000,290	2,000,290
Balance, shares at Jun. 30, 2025	201		26,728,441		581,599
Balance at Mar. 31, 2025	$ 1	1	$ 26,243	26,243	$ 284,244	284,244	106,971,115	107,123,300	145,792	(6,393)	(139,441,785)	(139,441,785)	(32,014,390)	(32,014,390)
Temporary equity, shares at Mar. 31, 2025															385
Temporary equity, value at Mar. 31, 2025															$ 2,000,290	2,000,290
Balance, shares at Mar. 31, 2025	201		26,241,967		581,599
Conversion of mezzanine equity into common shares [Note 9], shares				710				142,865						143,575	$ (250,000)	(250,000)
Conversion of mezzanine equity into common shares [Note 9], shares															(25)
Conversion of mezzanine equity into common shares [Note 9], shares			710,313
Stock based compensation - ESOP [Note 9]								11,936						11,936
Translation adjustment										(26,883)				(26,883)
Net loss before dividends for the period												(1,362,890)	(1,362,890)	(1,362,890)
Preferred stock dividends												$ (163,726)		$ (163,726)
Balance at Sep. 30, 2025	$ 1		$ 26,953		$ 284,244		107,278,101		(33,276)		(140,968,401)		(33,412,378)
Temporary equity, shares at Sep. 30, 2025															360
Temporary equity, value at Sep. 30, 2025															$ 1,750,290	1,750,290
Balance, shares at Sep. 30, 2025	201		26,952,280		581,599
Balance at Jun. 30, 2025	$ 1		$ 26,729		$ 284,244		107,128,749		(42,562)		(140,196,078)		(32,798,917)
Temporary equity, shares at Jun. 30, 2025															385
Temporary equity, value at Jun. 30, 2025															$ 2,000,290	2,000,290
Balance, shares at Jun. 30, 2025	201		26,728,441		581,599
Conversion of mezzanine equity into common shares [Note 9], shares			$ 224				143,351						143,575		$ (250,000)	(250,000)
Conversion of mezzanine equity into common shares [Note 9], shares															(25)
Conversion of mezzanine equity into common shares [Note 9], shares			223,839
Stock based compensation - ESOP [Note 9]							6,001						6,001
Translation adjustment									9,286				9,286
Net loss before dividends for the period											(690,913)		(690,913)
Preferred stock dividends											(81,410)		(81,410)
Balance at Sep. 30, 2025	$ 1		$ 26,953		$ 284,244		$ 107,278,101		$ (33,276)		$ (140,968,401)		$ (33,412,378)
Temporary equity, shares at Sep. 30, 2025															360
Temporary equity, value at Sep. 30, 2025															$ 1,750,290	$ 1,750,290
Balance, shares at Sep. 30, 2025	201		26,952,280		581,599